Operating leases - Schedule of Components of Lease Cost (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Component of Lease Cost Abstract
Operating lease cost	¥ 11,385,312	¥ 3,277,780	¥ 389,799
Short-term lease cost	295,564	1,867,850	48,000
Total lease cost	¥ 11,680,876	¥ 5,145,630	¥ 437,799